Property and Equipment (Details) - Schedule of property and equipment - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (34,381,272)	¥ (36,171,900)
Total	4,716,148	9,195,975
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	19,288,892	22,151,112
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	17,858,447	21,636,662
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 1,950,081	¥ 1,580,101